SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Revenue from nonmonetary transactions		$ 473
Sales related tax, percentage of total revenue	8.50%
VAT rate	6.00%
Advertising expenses	$ 720	350	$ 1,785
Government subsidies	86	513	491
Deferred Tax Assets, Gross, Current		41
Operating Income (Loss)	(89,812)	(76,057)	(55,451)
(Accumulated deficit) retained earnings	(15,842)	49,876
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(103,610)	(28,036)	(42,629)
Cash and Cash Equivalents, at Carrying Value	117,547	$ 86,960	$ 67,437	$ 59,652
Working Capital	$ 115,000
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rate	3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rate	6.00%